RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 8 – RELATED PARTY TRANSACTIONS At June 30, 2012 and 2011, accounts payable includes $0 and $15,700, respectively, due to various officers and directors of the Company.